GENERAL (Schedule of Results of Discontinued Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized results of operations for TABS Brazil Ltda.:
Net income (loss) from discontinued operations	$ (53)	$ (27)	$ 177
Basic and diluted net income per Ordinary share from discontinued operations	$ (0.02)	$ (0.01)	$ 0.07